Intangible Assets - FV Assumptions (Details) - Mortgage servicing rights	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	10.65%	15.74%
Weighted average note rate	3.37%	3.55%
Weighted average discount rate	8.00%	7.75%
Weighted average expected life (in years)	6 years 1 month 6 days	4 years 9 months 18 days